Property, plant and equipment, net (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 476,487	$ 444,734
Accumulated depreciation	(211,240)	(178,839)
Total	265,247	265,895
Office equipment
Property, Plant and Equipment [Line Items]
Subtotal	36,070	34,320
Transportation equipment
Property, Plant and Equipment [Line Items]
Subtotal	71,626	68,984
Plant, machinery and equipment
Property, Plant and Equipment [Line Items]
Subtotal	193,446	114,551
Leasehold improvements
Property, Plant and Equipment [Line Items]
Subtotal	$ 175,345	$ 226,879